Related Parties Payable	12 Months Ended
Dec. 31, 2024
Related Parties Payable [Abstract]
RELATED PARTIES PAYABLE
26.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei	Chief Executive Officer and Co-chairman of the Board of Directors
Li Huidan	Co-Chairman of the Board of Directors
Mu Ruifeng	Director
Jin Yan	Director

(2)	Significant balances between the Group and the above related parties:

		As at December 31,
Name	Nature	2024	2023
Li, Huidan	Borrowing of funds	2,423,433	2,449,165
Sun, Lei	Borrowing of funds	1,359,982	881,353
		3,783,415	3,330,518

Related parties payables were unsecured, non-interest bearing and repayment on demand.

(3) Significant related parties transactions between the Group and the above related parties:

During 2022, the Company issued 1,000,000 shares to Sun Lei for her compensation.

During 2022, the Company issued 300,000 shares to 3 Directors for their compensation as below:

Name	Shares issued	Value
Mu Ruifeng	100,000	$228,000
Jin Yan	100,000	228,000
Li Huidan	100,000	228,000
	300,000	$684,000

During 2024, the Company disposed a vehicle to Sun Lei with proceeds of $222,354.

During 2024, a bank loan of $1,643,993 of the Company was guaranteed by Sun Lei and Li Huidan.